Restricted cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Restricted cash
Restricted cash	¥ 0	$ 0	¥ 47,362	¥ 4,494
Restricted cash	¥ 0